Consolidated Balance Sheets (Unaudited) (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010
Common Stock ($.001 par value, par value
Common Stock ($.001 par value authorized shares	100,000,000	100,000,000
Common Stock ($.001 par value shares issued	36,311,640	36,311,640
Common Stock ($.001 par value shares outstanding	37,711,640	37,711,640